Summary of Significant Accounting Policies and Going Concern (Details) - Schedule of potentially dilutive securities - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies and Going Concern [Line Items]
Stock options	16	16	16	17
Warrants	2,240,000	399,257	2,240,000	42,777
Series B Preferred Stock	922,128,000		4,480,000
Third party convertible debt (including senior debt)	1,108,244,329	18,643,854	31,756,035	2,549,848
Total	2,032,612,345	19,043,127	38,476,051	2,592,642